Significant Events During the Reporting Period (Details) - USD ($) $ in Thousands	Mar. 13, 2026	Mar. 09, 2026	Mar. 02, 2026	Feb. 05, 2026	Jan. 14, 2026	Jan. 08, 2026	Dec. 29, 2025	Dec. 07, 2025	Nov. 20, 2025	Oct. 06, 2025	Oct. 01, 2025	Aug. 25, 2025	Aug. 07, 2025	Jul. 16, 2025	Jul. 22, 2024
Significant Events During the Reporting Period [Line Items]
Note received															$ 6,000
Promissory Note [Member] | Alpha Capital Anstalt [Member]
Significant Events During the Reporting Period [Line Items]
Note received	$ 350	$ 450		$ 1,000		$ 200	$ 400	$ 500	$ 300	$ 775	$ 225	$ 1,000	$ 500	$ 1,000
Bearing annual interest	10.00%	10.00%		10.00%		10.00%
Repaid percentage	50.00%	50.00%		50.00%		50.00%
Bridge Loan From Bank [Member]
Significant Events During the Reporting Period [Line Items]
Note received			$ 131		$ 524
Bearing annual interest			10.50%		10.50%
Repaid percentage			11.00%